Retained Earnings and Accumulated Other Comprehensive Income - Retained Earnings (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning	$ 84,280,397
Recognized share of income in OCEN (see Note 10)		$ 147,975
Dividends	(1,459,320)		$ (2,664,340)
Sale of repurchased shares	774,073	111,979	100,246
Share-based compensation	1,066,863	962,806	1,108,094
Net income (loss) for the year	7,354,785	302,824	6,106,813
Balance at ending	88,218,188	84,280,397
Retained Earnings
Balance at beginning	84,280,397	82,652,278
Recognized share of income in OCEN (see Note 10)		147,975
Dividends	(1,053,392)		(1,066,187)
Shares cancellation	(1,510,290)
Sale of repurchased shares	(1,126,573)	(997,174)	(1,585,963)
Cancellation of sale of shares	505,357	2,764,854
Acquisition of non-controlling interests			766
Net gain on partial disposition of Open Ended Fund			837,520
Share-based compensation	1,066,863	962,806	1,108,094
Net income (loss) for the year	6,055,826	(1,250,342)
Balance at ending	88,218,188	84,280,397	82,652,278
Legal Reserve
Balance at beginning	2,139,007	2,139,007
Balance at ending	2,139,007	2,139,007	2,139,007
Unappropriated Earnings
Balance at beginning	83,391,732	75,887,132
Appropriation of net income	(1,250,342)	4,626,139
Recognized share of income in OCEN (see Note 10)		147,975
Dividends	(1,053,392)
Shares cancellation	(1,510,290)
Sale of repurchased shares	(1,126,573)	(997,174)
Cancellation of sale of shares	505,357	2,764,854
Share-based compensation	1,066,863	962,806
Balance at ending	80,023,355	83,391,732	75,887,132
Net Income for the Year
Balance at beginning	(1,250,342)	4,626,139
Appropriation of net income	1,250,342	(4,626,139)
Net income (loss) for the year	6,055,826	(1,250,342)
Balance at ending	$ 6,055,826	$ (1,250,342)	$ 4,626,139